Intangible Assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Intangible Assets

17. Intangible assets

Cost

€ thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2021	17,953	347	18,300
Additions	2,924	436	3,360
Disposals	0	(9)	(9)
Balance as of Dec. 31, 2021	20,877	774	21,651
Additions	1,023	142	1,165
Balance as of Dec. 31, 2022	21,900	916	22,816
Additions	0	67	67
Balance as of Dec. 31, 2023	21,900	983	22,883

Amortization and impairment

€ thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2021	158	258	416
Amortization for the year	1,174	93	1,267
Disposals	0	(1)	(1)
Balance as of Dec. 31, 2021	1,332	350	1,682
Amortization for the year	1,359	186	1,545
Impairment for the year	1,531	0	1,531
Balance as of Dec. 31, 2022	4,222	536	4,758
Amortization for the year	1,297	184	1,481
Impairment for the year	3,308	0	3,308
Balance as of Dec. 31, 2023	8,827	720	9,547

Carrying amount

€ thousand	Development costs	Software and licenses	Total
Carrying amount as of Dec. 31, 2021	19,545	424	19,969
Carrying amount as of Dec. 31, 2022	17,678	380	18,058
Carrying amount as of Dec. 31, 2023	13,074	262	13,336

During the year ended December 31, 2023, development costs in the amount of €21,572 thousand (2022: €18,019 thousand, 2021: €17,830 thousand) were recognized as an expense since the criteria set out in IAS 38.57 were not met. Of the total amount of €21,572 thousand (2022: €18,986 thousand, 2021: €20,675 thousand), development costs of €0 thousand (2022: €967 thousand, 2021: €2,845 thousand) were capitalized.

Capitalized development costs

The Group did not capitalize any development costs during the year ended December 31, 2023. During the year ended December 31, 2022, the Group capitalized costs for the development of the CONDOR MEO. However, the CONDOR MEO Technology was subsequently impaired in the amount of €1,531 thousand. During the year ended December 31, 2021, the group capitalized costs for the development of the base SPACE Technology, which represent the technological foundation for the CONDOR products, as well as for the development of the CONDOR MEO.

The development activities for the base SPACE Technology were completed in March 2021. The amortization of the associated capitalized development costs for SPACE Technology started on March 1, 2021.The expected useful life of 15 years for the capitalized SPACE Technology based on an internal assumption of the Group. The useful life is determined on the basis of the length of the expected marketability of the products, customer requirements regarding the ability to deliver the corresponding products, which is up to 12 years for existing customer contracts, and the relatively high market entry barriers for competitors. This assumption is assessed annually.

During the the year ended December 31, 2023, no finance expenses (2022: €56 thousand, 2021: €79 thousand) were capitalized as the cost of the development projects in accordance with IAS 23.

The carrying amounts of the capitalized development projects were as follows:

€ thousand	SPACE	AIR	CONDOR MEO	Total
Carrying amount as of Dec. 31, 2021	15,072	3,965	508	19,545
Carrying amount as of Dec. 31, 2022	13,998	3,680	0	17,678
Carrying amount as of Dec. 31, 2023	13,074	0	0	13,074

The remaining useful life of the capitalized development projects were as follows:

in years	SPACE	AIR
Remaining useful life as of Dec. 31, 2021	14.2	13.5
Remaining useful life as of Dec. 31, 2022	13.2	12.5
Remaining useful life as of Dec. 31, 2023	12.2	0.0

Impairment test of capitalized development costs

AIR Technology

During the year ended December 31, 2023, the Group identified events that might trigger an impairment for the base AIR Technology, mainly due to the facts that the existing and capitalized AIR Technology will not be the basis for the production of HAWK terminals anymore. The Group continues to consider the HAWK market as a significant market and will continue to provide a laser terminal solution. However, the future HAWK solution will be using more components and software from the existing and capitalized SPACE Technology to benefit from similar production processes and the reduction of development and maintenance efforts for the technology.

During the year ended December 31, 2023, an impairment loss of €3,308 thousand is recognized as the recoverable amount is considered to be €0 as the Technology is no longer expected to be used internally and cannot be sold on a reasonable basis. Henceforth, the carrying amount is €0 (2022: €3,680 thousand, 2021: €3,965 thousand).

CONDOR MEO Technology

During the year ended December 31, 2022, the Group identified an event that might trigger an impairment for the CONDOR MEO Technology mainly due to the fact, that the further development of the CONDOR MEO Technology is since October 2022 under re-evaluation. The development of this adaption of the SPACE Technology was developed in connection with a customer’s contract. This contract was breached by the customer and therefore terminated by the Group. In this context, the Group re-evaluated the scenarios regarding the technology’s future and the completion of the development of the CONDOR MEO product variant. Result of the re-evaluation was to focus the currently available resources on the other products and to prioritize the completion of the development of these existing products and ramp up their serial production.

Subsequently, during the year ended December 31, 2022, an impairment loss of €1,531 thousand is recognized as the recoverable amount is considered to be €0 as the technology is not currently being developed. and there was no saleable product based on this technology that is part of the Group's long-term (ten year) planning. At December 31, 2023, the Group is still prioritizing the ramp up of the serial production. However, the long-term market opportunities for the CONDOR MEO Technology are further out than the Group originally planned. As the Group has not yet a fixed plan to continue the development, the Group considers no change in the recoverable amount and therefore, the carrying amount is still €0 (2022: €0, 2021: €508 thousand).